SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Accrued Liabilities

	June 30, 2016	December 31, 2015
Penalties due stakeholders – assumed in Merger	$738,320	$-
Ad Valorem and production taxes	483,818	357,618
Accrued professional fees	531,500	90,825
Accrued executive compensation	412,500	720,414
Board of director fees	260,869	-
Lease operating expense	166,282	177,847
Accrued interest	89,883	1,239,210
Other payables	75,868	369,505
	$2,759,040	$2,955,419

Schedule of Asset Retirement Obligations
	June 30, 2016	December 31, 2015
Balance, beginning of period	$208	$200
Additions	779	-
Disposition	-	-
Revisions	-	(2)
Accretion	6	10
	993	208
Less: Current portion for cash flows expected to be incurred within one year	(155)	-
Long-term portion, end of period	$838	$208

	For the years ended December 31,
	2015	2014
Balance, beginning of year	$200	$1,105
Liabilities incurred	-	4
Accretion expense	10	64
Conveyance of liability with oil and gas properties conveyance	-	(973)
Change in estimate	(2)	-
Balance, end of year	$208	$200

Summary of Asset Retirement Obligations by Fiscal Years
Year Ending June 30,
2016	$155
2017	-
2018	24
2019	-
2020	87
Thereafter	727
Total	$993

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	June 30, 2016	June 30, 2015
Stock Options	3,318,333	615,000
Restricted Stock Units (employees/directors)	159,583	191,400
Series A Preferred Stock	-	311,203
Series B Preferred Stock	18,181,818	-
Warrants to Purchase Common Stock	13,720,747	1,568,533
Convertible Notes	1,648,268	-
Convertible Debentures	-	342,323
	37,028,749	3,028,459

	December 31, 2015	December 31, 2014
Stock Options	608,333	358,333
Restricted Stock Units (employees/directors)	186,900	163,067
Series A Preferred Stock	311,203	311,203
Stock Purchase Warrants	2,438,316	1,700,706
Convertible Debentures	342,323	342,323
Convertible Bridge Notes	590,000	-
	4,477,075	2,875,632